Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash	$ 46	$ 46	$ 11,350
Accounts receivable, net	32,800	34,591
Prepaid expenses and other current assets		858
Total current assets	32,846	35,495	11,350
Property and equipment, net		711
Intangible assets	2,807,200	2,904,000
Goodwill	7,956,824	7,956,824
Total assets	10,796,870	10,897,030	11,350
Current liabilities:
Accounts payable	868,435	766,343	3,617
Accrued expenses	1,870,593	1,379,922
Current portion of notes payable	134,153	134,153
Total current liabilities	2,873,181	2,280,418	3,617
Notes Payable – Long term	60,401	164,301
Series B Preferred Shares due		577,396
Total Liabilities	2,933,582	3,022,115	3,617
Commitments and contingencies
Stockholders’ Equity
Common Stock, Par Value $0.0001, 325,000,000 shares authorized, 234,953,286 shares issued and outstanding.	23,495	23,495	24,942
Additional Paid-In Capital	41,117,013	40,539,617	32,163,221
Accumulated Deficit	(33,277,221)	(32,688,198)	(32,180,430)
Total Stockholders’ Equity	7,863,288	7,874,915	7,733
Total Liabilities and Stockholders’ Equity	10,796,870	10,897,030	11,350
Series A Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value
Series B Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value	1	1
Series C Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value